Repurchase Transactions - Summary of Repo Transactions and Reverse Repurchase Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of repurchase transactions [Abstract]
Debtors for Reverse Repurchase Transactions of Government Securities	$ 722,869,068	$ 0
Interest Accrued Receivable for Reverse Repurchase Transactions	3,230,764	0
Total Repurchase Transactions—Assets	726,099,832	0
Creditors for Repurchase Transactions of Government Securities	356,158,948	478,715,177
Interest Accrued Payable for Repurchase Transactions	318,229,741	88,055,196
Creditors arising from Securities Lending Activities	1,172,002	940,072
Interest Accrued Payable for Securities Lending Activities	1,536,346	165,459
Total Repurchase Transactions—Liabilities	$ 677,097,037	$ 567,875,904